Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	$ 1,900,000
Tax credit carryforward	0
Capital Loss Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	97,000
Southwest Gas Corporation
Income Tax Disclosure [Line Items]
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,800,000
Significant increases or decreases in unrecognized tax benefit within the next 12 months	0
Tax-related interest income	523,000	$ 0	$ 0
Federal
Income Tax Disclosure [Line Items]
Operating loss carryforward	0
Foreign
Income Tax Disclosure [Line Items]
Operating loss carryforward	12,700,000
State
Income Tax Disclosure [Line Items]
Operating loss carryforward	50,900,000
Operating loss carryforwards, net of federal benefit	$ 3,200,000